Preferred Stock Warrant Liability - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2008	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014
Class of Warrant or Right [Line Items]
Gains (losses) on fair value of warrants		$ (82)	$ 20	$ (10)	$ 80	$ (2)
Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Exercise price							$ 1.00
Fair value of warrants				113
Gains (losses) on fair value of warrants				$ 10	$ (80)	$ 2
Series A Preferred Stock [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Exercised shares	160,000
Exercise price	$ 1.00
Shares exercised period	10 years